Litigation - Judicial deposits (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Judicial deposits
Deposits with court	$ 1,986	$ 962
Tax litigation
Judicial deposits
Deposits with court	1,201	193
Civil litigation
Judicial deposits
Deposits with court	60	62
Labor litigation
Judicial deposits
Deposits with court	712	691
Environmental litigation
Judicial deposits
Deposits with court	$ 13	16
Valepar S.A | Tax litigation
Judicial deposits
Deposits with court		$ 951